UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21343

Western Asset Emerging Markets Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET

EMERGING MARKETS DEBT FUND INC.

FORM N-Q

SEPTEMBER 30, 2016

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 73.5%
Argentina - 9.4%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	2,590,000		$2,826,985	(a)
Provincia de Buenos Aires, Senior Bonds	4.000%	5/15/35	967,856		737,990	(b)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,150,000		3,531,937	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	1,330,000		1,399,825	(a)
Republic of Argentina, Senior Bonds	7.000%	4/17/17	11,610,000		11,870,389
Republic of Argentina, Senior Notes	6.875%	4/22/21	2,370,000		2,585,670	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	3,750,000		4,239,375	(a)
Republic of Argentina, Senior Notes	8.280%	12/31/33	6,884,007		7,933,818
Republic of Argentina, Senior Notes	7.125%	7/6/36	2,280,000		2,420,220	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	2,050,000		2,317,525	(a)
Republic of Argentina, Senior Notes, Step Bond	2.500%	12/31/38	17,600,000		12,557,600

Total Argentina					52,421,334

Armenia - 0.4%
Republic of Armenia, Senior Notes	6.000%	9/30/20	2,010,000		2,088,290	(b)

Brazil - 3.1%
Federative Republic of Brazil, Notes	10.000%	1/1/23	19,900,000	BRL	5,739,649
Federative Republic of Brazil, Notes	10.000%	1/1/25	20,000,000	BRL	5,690,094
Federative Republic of Brazil, Senior Bonds	6.000%	4/7/26	1,400,000		1,554,000	(c)
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	4,370,000		4,364,538	(c)

Total Brazil					17,348,281

Cameroon - 0.1%
Republic of Cameroon, Senior Notes	9.500%	11/19/25	600,000		670,386	(a)

Chile - 0.6%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	530,000		565,877	(a)(c)
Republic of Chile, Senior Notes	3.875%	8/5/20	2,636,000		2,870,604	(c)

Total Chile					3,436,481

Colombia - 4.3%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	3,580,000		3,821,650	(c)
Republic of Colombia, Senior Bonds	7.375%	9/18/37	7,751,000		10,483,227	(c)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	970,000		1,176,125	(c)
Republic of Colombia, Senior Notes	7.375%	3/18/19	7,545,000		8,537,168	(c)

Total Colombia					24,018,170

Costa Rica - 0.7%
Republic of Costa Rica, Notes	7.000%	4/4/44	3,870,000		4,145,738	(a)

Croatia - 1.0%
Republic of Croatia, Senior Notes	6.625%	7/14/20	1,860,000		2,088,315	(a)
Republic of Croatia, Senior Notes	5.500%	4/4/23	2,980,000		3,321,833	(b)

Total Croatia					5,410,148

Dominican Republic - 1.9%
Dominican Republic, Senior Notes	5.500%	1/27/25	5,560,000		5,921,400	(a)
Dominican Republic, Senior Notes	6.875%	1/29/26	1,000,000		1,160,000	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	3,160,000		3,555,000	(a)

Total Dominican Republic					10,636,400

Ecuador - 1.9%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	6,240,000		6,380,400	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	2,140,000		2,188,150	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	2,480,000		2,232,000	(b)

Total Ecuador					10,800,550

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.3%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	1,460,000		$1,394,417	(a)

El Salvador - 0.8%
Republic of El Salvador, Notes	6.375%	1/18/27	4,180,000		4,221,800	(a)

Gabon - 0.4%
Gabonese Republic, Bonds	6.375%	12/12/24	1,240,000		1,140,620	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	1,460,000		1,349,481	(a)

Total Gabon					2,490,101

Georgia - 0.2%
Republic of Georgia, Bonds	6.875%	4/12/21	1,200,000		1,344,000	(b)

Ghana - 1.1%
Republic of Ghana, Bonds	8.125%	1/18/26	840,000		783,947	(a)
Republic of Ghana, Bonds	10.750%	10/14/30	2,730,000		3,196,434	(a)
Republic of Ghana, Notes	7.875%	8/7/23	1,250,000		1,169,700	(b)
Republic of Ghana, Senior Notes	9.250%	9/15/22	800,000		822,940	(a)

Total Ghana					5,973,021

Guatemala - 0.2%
Republic of Guatemala, Senior Notes	4.500%	5/3/26	1,040,000		1,088,100	(a)

Honduras - 0.2%
Republic of Honduras, Senior Notes	7.500%	3/15/24	730,000		832,200	(b)

Hungary - 1.4%
Republic of Hungary, Senior Notes	5.750%	11/22/23	6,628,000		7,818,634	(c)

Indonesia - 8.2%
Republic of Indonesia, Notes	3.750%	4/25/22	15,590,000		16,458,191	(b)(c)
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	675,000		719,705	(b)
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	66,572,000,000	IDR	5,559,984
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	1,650,000		2,169,374	(b)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	387,000		426,498	(a)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	213,000		234,739	(b)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,440,000		2,520,169	(a)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	3,701,000		4,373,720	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	10,550,000		12,096,334	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	1,100,000		1,261,229	(b)

Total Indonesia					45,819,943

Israel - 0.3%
Government of Israel, Senior Bonds	2.875%	3/16/26	1,510,000		1,573,000

Ivory Coast - 0.3%
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	1,550,000		1,627,888	(a)

Jamaica - 0.8%
Government of Jamaica, Senior Notes	7.625%	7/9/25	1,150,000		1,354,125
Government of Jamaica, Senior Notes	6.750%	4/28/28	1,720,000		1,969,400
Government of Jamaica, Senior Notes	8.000%	3/15/39	850,000		1,024,250

Total Jamaica					4,347,775

Jordan - 0.1%
Kingdom of Jordan, Senior Notes	6.125%	1/29/26	240,000		259,126	(a)

Kazakhstan - 0.9%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	5,030,000		5,273,321	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kenya - 0.3%
Republic of Kenya, Senior Notes	5.875%	6/24/19	1,450,000		$1,500,750	(a)

Lithuania - 1.2%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	5,820,000		6,889,425	(a)(c)

Mexico - 2.6%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	1,128,000		1,377,570	(c)
United Mexican States, Senior Bonds	8.000%	6/11/20	75,137,000	MXN	4,179,616	(c)
United Mexican States, Senior Bonds	10.000%	12/5/24	4,680,000	MXN	305,362	(c)
United Mexican States, Senior Notes	5.125%	1/15/20	80,000		89,120	(c)
United Mexican States, Senior Notes	4.000%	10/2/23	5,046,000		5,404,266	(c)
United Mexican States, Senior Notes	3.600%	1/30/25	1,840,000		1,911,300	(c)
United Mexican States, Senior Notes	4.750%	3/8/44	442,000		459,128	(c)
United Mexican States, Senior Notes	4.600%	1/23/46	889,000		904,558	(c)

Total Mexico					14,630,920

Namibia - 0.3%
Republic of Namibia, Senior Notes	5.250%	10/29/25	1,760,000		1,864,729	(a)

Nigeria - 0.2%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	740,000		730,750	(a)
Republic of Nigeria, Senior Notes	6.375%	7/12/23	430,000		424,625	(b)

Total Nigeria					1,155,375

Oman - 0.3%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	1,810,000		1,817,198	(a)

Pakistan - 0.4%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	990,000		1,046,664	(a)
Republic of Pakistan, Senior Notes	8.250%	4/15/24	1,210,000		1,327,864	(b)

Total Pakistan					2,374,528

Panama - 0.3%
Republic of Panama, Senior Bonds	9.375%	4/1/29	900,000		1,397,250	(c)

Paraguay - 0.3%
Republic of Paraguay, Senior Bonds	5.000%	4/15/26	1,770,000		1,920,450	(a)

Peru - 5.1%
Republic of Peru, Senior Bonds	7.350%	7/21/25	6,000,000		8,325,000	(c)
Republic of Peru, Senior Bonds	8.750%	11/21/33	10,325,000		16,778,125	(c)
Republic of Peru, Senior Bonds	6.550%	3/14/37	2,388,000		3,384,990	(c)

Total Peru					28,488,115

Philippines - 1.7%
Republic of Philippines, Senior Bonds	5.000%	1/13/37	5,000,000		6,461,450	(c)
Republic of Philippines, Senior Bonds	3.950%	1/20/40	2,600,000		2,976,111	(c)

Total Philippines					9,437,561

Poland - 2.7%
Republic of Poland, Senior Notes	5.125%	4/21/21	5,750,000		6,508,839	(c)
Republic of Poland, Senior Notes	5.000%	3/23/22	7,752,000		8,853,606	(c)

Total Poland					15,362,445

Romania - 0.9%
Republic of Romania, Senior Notes	4.875%	1/22/24	3,730,000		4,271,902	(b)
Republic of Romania, Senior Notes	4.875%	1/22/24	800,000		916,225	(a)

Total Romania					5,188,127

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 5.6%
Russian Federal Bond, Bonds	8.150%	2/3/27	288,450,000	RUB	$4,656,725
Russian Foreign Bond - Eurobond, Senior Bonds	11.000%	7/24/18	105,000		121,833	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	16,351,664		19,873,142	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	5.625%	4/4/42	5,600,000		6,486,570	(a)(c)

Total Russia					31,138,270

Senegal - 0.2%
Republic of Senegal, Bonds	6.250%	7/30/24	1,100,000		1,144,050	(b)

South Africa - 0.9%
Republic of South Africa, Senior Notes	4.875%	4/14/26	4,980,000		5,248,870

Sri Lanka - 1.5%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	1,400,000		1,447,464	(a)
Republic of Sri Lanka, Senior Bonds	5.125%	4/11/19	1,000,000		1,012,566	(b)
Republic of Sri Lanka, Senior Bonds	6.825%	7/18/26	1,150,000		1,239,191	(a)
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	2,510,000		2,629,463	(b)
Republic of Sri Lanka, Senior Notes	5.875%	7/25/22	1,760,000		1,815,445	(b)

Total Sri Lanka					8,144,129

Tunisia - 0.1%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	430,000		421,849	(a)

Turkey - 4.6%
Republic of Turkey, Senior Bonds	11.875%	1/15/30	6,800,000		11,342,910	(c)
Republic of Turkey, Senior Notes	6.875%	3/17/36	12,487,000		14,631,767	(c)

Total Turkey					25,974,677

Ukraine - 0.6%
Republic of Ukraine, Senior Notes	7.750%	9/1/20	3,520,000		3,448,544	(a)

Uruguay - 1.0%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	2,910,000		3,026,400
Republic of Uruguay, Senior Notes	4.375%	10/27/27	2,511,548		2,715,611

Total Uruguay					5,742,011

Venezuela - 2.8%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	20,120,000		9,979,520	(b)(c)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	2,110,000		1,159,445	(c)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	7,095,000		4,395,352	(b)(c)

Total Venezuela					15,534,317

Vietnam - 1.0%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	1,010,000		1,129,051	(b)
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	4,280,000		4,553,954	(a)

Total Vietnam					5,683,005

Zambia - 0.3%
Republic of Zambia, Senior Notes	8.970%	7/30/27	1,470,000		1,457,138	(a)

TOTAL SOVEREIGN BONDS (Cost - $375,423,701)					411,002,837

CORPORATE BONDS & NOTES - 51.3%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	750,000		861,164	(c)
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	1,390,000		1,497,377	(a)(c)

TOTAL CONSUMER DISCRETIONARY					2,358,541

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.1%
Prosperous Ray Ltd., Senior Bonds	4.625%	11/12/23	410,000	$460,228	(b)

Food Products - 1.1%
ESAL GmbH, Senior Notes	6.250%	2/5/23	1,350,000	1,316,250	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	1,420,000	1,448,400	(a)(c)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	1,930,000	1,982,110	(a)
Minerva Luxembourg SA, Senior Notes	6.500%	9/20/26	1,270,000	1,252,537	(a)

Total Food Products				5,999,297

TOTAL CONSUMER STAPLES				6,459,525

ENERGY - 21.2%
Oil, Gas & Consumable Fuels - 21.2%
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	1,300,000	1,442,706	(b)(c)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	1,827,440	1,945,792	(b)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,300,000	1,486,875	(c)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	1,510,000	1,632,688	(c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,630,000	3,347,949	(c)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	957,000	1,007,243	(a)(c)
KazMunayGas National Co. JSC, Senior Notes	6.375%	4/9/21	7,730,000	8,551,312	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	2,145,000	2,464,622	(b)(c)
LUKOIL International Finance BV, Senior Notes	3.416%	4/24/18	2,704,000	2,751,179	(a)(c)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	1,380,000	1,496,312	(b)(c)
Pacific Exploration and Production Corp., Senior Notes	12.000%	12/22/16	1,570,000	1,589,625
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	4,240,000	805,600	*(a)(d)
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	6,955,000	6,989,775	(c)(g)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	7,570,000	7,505,655	(c)(g)
Petrobras Global Finance BV, Senior Notes	8.375%	5/23/21	600,000	657,000	(c)(g)
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	450,000	342,000	(c)(g)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	900,000	765,900	(c)(g)
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	15,130,000	6,504,387	(b)(c)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	9,670,000	5,519,153	(b)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	10,109,000	10,339,991
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	670,000	756,430
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	9,210,000	9,751,087
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	980,000	927,080	(c)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,299,000	1,467,870	(a)(c)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	2,489,000	2,389,440	(c)
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,710,000	1,498,046	(c)
Petron Corp., Subordinated Bonds	7.500%	8/6/18	1,700,000	1,817,317	(b)(e)(f)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	5,530,000	6,090,427	(a)(c)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	396,000	436,132	(b)(c)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	3,430,000	3,747,831	(a)(c)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	1,310,000	1,414,990	(a)(c)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	1,650,000	1,734,721	(a)(c)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	1,270,000	1,313,701	(a)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	3,216,000	3,667,732	(b)(c)
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	3,360,000	3,634,841	(a)(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	830,000	923,221	(b)(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	1,830,000	2,028,112	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	2,710,000	2,829,511	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	530,000	553,373	(b)(c)
Ultrapar Internationl SA, Senior Notes	5.250%	10/6/26	1,610,000	1,605,975	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	2,390,000	2,673,215	(a)

TOTAL ENERGY				118,406,816

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 6.8%
Banks - 4.8%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	1,320,000	$1,351,350	(a)(c)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	1,210,000	1,262,937	(a)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	500,000	536,250	(a)(c)(e)
Export Credit Bank of Turkey, Senior Bonds	5.000%	9/23/21	1,270,000	1,284,910	(a)(c)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	2,770,000	2,889,650	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,400,000	1,502,074	(c)
ICICI Bank Ltd., Junior Subordinated Bonds	7.250%	10/31/16	1,980,000	1,986,140	(b)(c)(e)(f)
Russian Agricultural Bank, Notes	8.500%	10/16/23	1,430,000	1,573,000	(b)
Russian Agricultural Bank, Senior Notes	7.750%	5/29/18	10,700,000	11,480,287	(b)
Shinhan Bank, Subordinated Notes	3.875%	3/24/26	640,000	678,468	(a)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	2,205,000	2,201,221	(a)(c)

Total Banks				26,746,287

Capital Markets - 1.3%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	7,240,000	7,565,800	(a)(c)

Diversified Financial Services - 0.7%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	3,690,000	3,828,375	(a)(c)

TOTAL FINANCIALS				38,140,462

INDUSTRIALS - 3.5%
Building Products - 0.6%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	3,320,000	3,232,850	(a)(c)

Construction & Engineering - 0.2%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	660,000	685,803	(b)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	1,191,000	440,670	(a)

Total Construction & Engineering				1,126,473

Industrial Conglomerates - 0.6%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	500,000	531,250	(a)(c)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	2,645,000	2,879,001	(a)(c)

Total Industrial Conglomerates				3,410,251

Transportation - 1.0%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	4,780,000	4,701,035	(a)
Mexico City Airport Trust, Senior Secured Notes	4.250%	10/31/26	900,000	904,500	(a)

Total Transportation				5,605,535

Transportation Infrastructure - 1.1%
CRCC Yupeng Ltd., Senior Bonds	3.950%	8/1/19	1,680,000	1,738,944	(b)(c)(e)(f)
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	1,100,000	1,165,274	(a)(c)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	3,200,000	3,274,205	(a)

Total Transportation Infrastructure				6,178,423

TOTAL INDUSTRIALS				19,553,532

MATERIALS - 9.2%
Chemicals - 2.6%
Alpek SAB de CV, Senior Notes	4.500%	11/20/22	2,917,000	3,015,449	(a)(c)
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000	222,862	(b)
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	2,020,000	2,030,100	(b)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	971,000	1,030,474	(a)(c)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	2,480,000	2,383,900	(a)(c)
OCP SA, Senior Notes	5.625%	4/25/24	2,500,000	2,724,537	(a)(c)
OCP SA, Senior Notes	4.500%	10/22/25	2,860,000	2,908,148	(a)(c)

Total Chemicals				14,315,470

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction Materials - 1.2%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	1,070,000	$1,094,075	(a)(c)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	400,000	409,000	(b)(c)
Cemex SAB de CV, Senior Secured Notes	6.500%	12/10/19	1,350,000	1,434,375	(a)(c)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	1,480,000	1,524,400	(a)(c)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	1,150,000	991,875	(a)
Votorantim Cimentos SA, Senior Notes	7.250%	4/5/41	1,580,000	1,548,400	(b)(c)

Total Construction Materials				7,002,125

Containers & Packaging - 0.7%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	3,190,000	3,222,219	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	888,000	932,400	(b)(c)

Total Containers & Packaging				4,154,619

Metals & Mining - 3.5%
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	1,800,000	1,909,285	(a)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	3,000,000	3,142,011	(a)(c)
Evraz Group SA, Notes	9.500%	4/24/18	1,250,000	1,362,500	(a)(c)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	1,700,000	1,746,750	(a)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	110,000	130,205
Southern Copper Corp., Senior Notes	6.750%	4/16/40	4,360,000	4,780,801	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	580,000	551,288	(c)
Vale Overseas Ltd., Senior Notes	5.875%	6/10/21	1,330,000	1,395,835	(c)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,430,000	2,408,737	(c)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,063,000	2,015,551	(c)

Total Metals & Mining				19,442,963

Paper & Forest Products - 1.2%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	525,000	595,653	(c)
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	955,000	1,023,414	(c)
Inversiones CMPC SA, Notes	4.375%	5/15/23	1,060,000	1,108,490	(a)(c)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	1,540,000	1,580,343	(a)(c)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	1,200,000	1,269,699	(a)(c)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	970,000	970,000	(a)

Total Paper & Forest Products				6,547,599

TOTAL MATERIALS				51,462,776

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Trust F/1401, Senior Notes	6.950%	1/30/44	1,850,000	1,905,500	(a)(c)

Real Estate Management & Development - 1.2%
China Overseas Finance Cayman III Ltd., Senior Bonds	5.375%	10/29/23	1,280,000	1,477,051	(b)(c)
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	1,000,000	1,060,690	(b)(c)
Country Garden Holdings Co., Ltd., Senior Notes	7.875%	5/27/19	1,200,000	1,279,849	(b)(c)
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	1,330,000	1,388,641	(b)(c)
Theta Capital Pte Ltd., Senior Notes	6.125%	11/14/20	1,400,000	1,438,830	(b)(c)

Total Real Estate Management & Development				6,645,061

TOTAL REAL ESTATE				8,550,561

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.4%
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	1,440,000	1,580,798	(a)(c)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	1,150,000	1,193,111	(a)(c)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	1,450,000	1,493,848	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
GTH Finance BV, Senior Notes	7.250%	4/26/23	2,000,000	$2,175,598	(a)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	1,380,000	1,526,637	(a)(c)

Total Diversified Telecommunication Services				7,969,992

Wireless Telecommunication Services - 1.2%
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	440,000	492,832	(a)(c)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	5,780,000	6,005,131	(b)(c)

Total Wireless Telecommunication Services				6,497,963

TOTAL TELECOMMUNICATION SERVICES				14,467,955

UTILITIES - 4.9%
Electric Utilities - 2.8%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	1,200,000	1,266,000	(a)(c)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	1,360,000	1,462,000	(a)(c)
Eskom Holdings SOC Ltd., Senior Notes	5.750%	1/26/21	1,630,000	1,620,872	(b)
Lamar Funding Ltd., Senior Bonds	3.958%	5/7/25	2,030,000	1,930,867	(b)(c)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	3,910,000	4,506,275	(b)(c)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	3,180,000	3,548,053	(b)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	1,150,000	1,206,432	(a)(c)

Total Electric Utilities				15,540,499

Gas Utilities - 0.6%
Empresa de Energia de Bogota SA ESP, Senior Notes	6.125%	11/10/21	1,300,000	1,345,500	(a)(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	1,900,000	1,984,550	(a)(c)

Total Gas Utilities				3,330,050

Independent Power and Renewable Electricity Producers - 1.3%
AES Gener SA, Notes	5.250%	8/15/21	1,510,000	1,605,172	(a)(c)
First Gen Corp., Senior Notes	6.500%	10/9/23	1,230,000	1,353,000	(b)(c)
Three Gorges Finance Ltd., Senior Bonds	3.150%	6/2/26	2,620,000	2,686,548	(a)(c)
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	1,460,000	1,561,739	(a)(c)

Total Independent Power and Renewable Electricity Producers				7,206,459

Multi-Utilities - 0.2%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	1,320,000	1,499,850	(a)(c)

TOTAL UTILITIES				27,576,858

TOTAL CORPORATE BONDS & NOTES (Cost - $274,369,851)				286,977,026

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84 SAR (Cost - $333,153)		1/17/17	15,052,000	32,046

			WARRANTS
WARRANTS - 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations		4/15/20	11,745	32,299
Pacific Exploration and Production Corp.		10/24/16	39,250	125,600	*(g)(h)

TOTAL WARRANTS (Cost - $489,695)				157,899

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $650,616,400)				698,169,808

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,099,049)	0.253%	1,099,049	$1,099,049

TOTAL INVESTMENTS - 125.0% (Cost - $651,715,449#)			699,268,857
Liabilities in Excess of Other Assets - (25.0)%			(139,692,862)

TOTAL NET ASSETS - 100.0%			$559,575,995

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	The coupon payment on these securities is currently in default as of September 30, 2016.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Illiquid security.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek total return. High current income is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$411,002,837	—	$411,002,837
Corporate Bonds & Notes	—	286,977,026	—	286,977,026
Purchased Options	—	32,046	—	32,046
Warrants	—	32,299	$125,600	157,899

Total Long-Term Investments	—	$698,044,208	$125,600	$698,169,808

Short-Term Investments†	$1,099,049	—	—	$1,099,049

Total Investments	$1,099,049	$698,044,208	$125,600	$699,268,857

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$273,743	—	$273,743

Total	$1,099,049	$698,317,951	$125,600	$699,542,600

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$421,168	—	$421,168

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$57,806,239
Gross unrealized depreciation	(10,252,831)

Net unrealized appreciation	$47,553,408

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	45,500,000	USD	2,472,625	Bank of America N.A.	11/15/16	$(137,255)
USD	5,288,003	EUR	4,739,692	Bank of America N.A.	11/15/16	(46,492)
USD	2,442,953	MXN	45,500,000	Bank of America N.A.	11/15/16	107,583
SGD	7,316,600	USD	5,441,874	Citibank N.A.	11/15/16	(75,256)
USD	5,438,941	SGD	7,316,600	Citibank N.A.	11/15/16	72,323
ARS	36,436,126	USD	2,350,718	JPMorgan Chase & Co.	11/15/16	(28,201)
BRL	18,962,048	USD	5,883,353	JPMorgan Chase & Co.	11/16/16	(123,622)
USD	5,853,568	BRL	18,962,048	JPMorgan Chase & Co.	11/16/16	93,837
IDR	67,000,000,000	USD	5,092,733	Citibank N.A.	11/28/16	(2,016)
INR	177,200,000	USD	2,639,977	Citibank N.A.	12/9/16	(8,326)

Total						$(147,425)

Abbreviations used in this table:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Debt Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016